OTHER OPERATING INCOME (EXPENSES), NET (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other operating income (expenses), net [Abstract]
Results of sundry assets	$ 8,165,000	$ 8,177,000	$ 8,558,000
Gain from the agreement related to the post-retirement benefits from Usiminas	108,696,000	0	0
Provision for legal claims and other matters (Note 19 and 25 (i) and (ii))	59,649,000	1,069,000	0
Other operating income	0	5,735,000	40,587,000
Other Operating Income, Net	176,510,000	14,981,000	49,145,000
Provision for legal claims and other matters (Note 19 and 25 (i) and (ii))	0	0	(11,761,000)
Impairment charge (2)	(42,316,000)	(99,000,000)	0
Reversal of the asset in connection with the slab commitment agreement (Note 4 (e) (6))	0	0	(11,798,000)
Other operating expense	(23,857,000)	0	0
Other operating expense	(66,173,000)	(99,000,000)	(23,559,000)
Other operating (expense) income, net	110,337,000	$ (84,019,000)	25,586,000
Update of certain tax liabilities	$ 10,000
Recovery of tax credits			$ 27,200,000